Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share
	Six months ended June 30,
	2018	2017
Numerator for basic and diluted net earnings per share:

Net income (loss)	$2,339	$(1,522)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net income (loss) per share	34,295,752	33,151,633

Effect of dilutive securities:
Employee share options	589,641	-
Denominator for diluted net income (loss) per share	34,885,393	33,151,633

Basic and diluted net income (loss) per share	$0.07	$(0.05)